Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) (Parentheticals) - CAD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Principal amount	$ 5,000,000.0	$ 5,000,000.0	$ 5,000,000.0
Interest rate	10.41%	10.41%	10.41%
Maturity date	Mar. 31, 2029	Mar. 31, 2029	Mar. 31, 2029
Subordinated notes payable, maturing March 2029 [member] | Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Principal amount	$ 500,000	$ 500,000	$ 500,000
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Principal amount	$ 75,000,000.0	$ 75,000,000.0	$ 75,000,000.0
Interest rate	5.38%	5.38%	5.38%
Maturity date	May 31, 2031	May 31, 2031	May 31, 2031